REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Other revenues
Total revenues	$ 9,765	Rp 135,557	Rp 130,788	Rp 128,256
Total external revenues as reported in		135,557	130,788	128,256
Indonesia
Other revenues
Total revenues		130,979	127,442	125,970
Foreign countries
Other revenues
Total revenues		4,578	3,346	2,286
Total Segment
Telephone revenues
Telephone revenues				41,005
Interconnection revenues				5,174
Data, internet and information technology service revenues
Cellular internet and data				37,954
Internet, data communication and information technology services				8,642
Short Messaging Services (“SMS”)				13,192
Others				334
Total data, internet and information technology service revenues				60,122
Network revenues				1,856
Indihome revenues				11,328
Other revenues
Sales of peripherals				2,292
Manage service and terminal				535
Call center service				970
E-health				470
E-payment				506
Tower lease rental				796
Others				3,202
Total other revenues				8,771
Revenue from contracts with customers		132,257	128,301
Revenues from other source		3,300	2,487
Total revenues		135,557	130,788	128,256
Mobile
Telephone revenues
Telephone revenues				37,144
Interconnection revenues				1,672
Data, internet and information technology service revenues
Cellular internet and data				37,951
Short Messaging Services (“SMS”)				13,091
Total data, internet and information technology service revenues				51,042
Network revenues				2
Other revenues
Others				213
Total other revenues				213
Revenue from contracts with customers		87,904	85,352
Total revenues		87,904	85,352	90,073
Adjustments and eliminations		(7)	(14)
Total external revenues as reported in		87,897	85,338	90,073
Consumer
Telephone revenues
Telephone revenues				2,014
Data, internet and information technology service revenues
Internet, data communication and information technology services				650
Others				1
Total data, internet and information technology service revenues				651
Network revenues				4
Indihome revenues				8,385
Other revenues
Others				51
Total other revenues				51
Revenue from contracts with customers		15,796	12,477
Revenues from other source		1,937	1,414
Total revenues		17,733	13,891	11,105
Adjustments and eliminations		(27)	0
Total external revenues as reported in		17,706	13,891	11,105
Enterprise
Telephone revenues
Telephone revenues				1,594
Data, internet and information technology service revenues
Internet, data communication and information technology services				7,012
Short Messaging Services (“SMS”)				99
Others				170
Total data, internet and information technology service revenues				7,281
Network revenues				1,160
Indihome revenues				2,943
Other revenues
Sales of peripherals				2,292
Manage service and terminal				535
Call center service				831
E-health				470
E-payment				506
Others				1,518
Total other revenues				6,152
Revenue from contracts with customers		18,532	20,860
Revenues from other source		121	164
Total revenues		18,653	21,024	19,130
Adjustments and eliminations		48	30
Total external revenues as reported in		18,701	21,054	19,130
WIB
Telephone revenues
Telephone revenues				253
Interconnection revenues				3,502
Data, internet and information technology service revenues
Cellular internet and data				3
Internet, data communication and information technology services				980
Short Messaging Services (“SMS”)				2
Others				37
Total data, internet and information technology service revenues				1,022
Network revenues				690
Other revenues
Call center service				139
Tower lease rental				796
Others				1,037
Total other revenues				1,972
Revenue from contracts with customers		9,394	9,184
Revenues from other source		1,242	909
Total revenues		10,636	10,093	7,439
Adjustments and eliminations		(27)	(9)
Total external revenues as reported in		10,609	10,084	7,439
Others
Data, internet and information technology service revenues
Others				126
Total data, internet and information technology service revenues				126
Other revenues
Others				383
Total other revenues				383
Revenue from contracts with customers		631	428
Total revenues		631	428	509
Adjustments and eliminations		(434)	(298)	(383)
Total external revenues as reported in		197	130	126
Telephone revenues | Total Segment
Telephone revenues
Telephone revenues			37,642
Other revenues
Revenue from contracts with customers		30,907
Telephone revenues | Mobile
Telephone revenues
Telephone revenues			34,338
Other revenues
Revenue from contracts with customers		27,907
Telephone revenues | Consumer
Telephone revenues
Telephone revenues			1,665	2,014
Other revenues
Revenue from contracts with customers		1,565	1,665
Telephone revenues | Enterprise
Telephone revenues
Telephone revenues			1,355	1,594
Other revenues
Revenue from contracts with customers		1,148	1,355
Telephone revenues | WIB
Telephone revenues
Telephone revenues			284
Other revenues
Revenue from contracts with customers		287
Interconnection revenues | Total Segment
Telephone revenues
Interconnection revenues			5,462
Other revenues
Revenue from contracts with customers		6,290
Interconnection revenues | Mobile
Telephone revenues
Interconnection revenues			933
Other revenues
Revenue from contracts with customers		580
Interconnection revenues | WIB
Telephone revenues
Interconnection revenues			4,529
Other revenues
Revenue from contracts with customers		5,710
Total data, internet and information technology service revenues | Total Segment
Other revenues
Revenue from contracts with customers		69,910	61,541
Total data, internet and information technology service revenues | Mobile
Other revenues
Revenue from contracts with customers		59,413	50,079
Total data, internet and information technology service revenues | Consumer
Other revenues
Revenue from contracts with customers		17	45
Total data, internet and information technology service revenues | Enterprise
Other revenues
Revenue from contracts with customers		8,672	10,054
Total data, internet and information technology service revenues | WIB
Other revenues
Revenue from contracts with customers		1,723	1,225
Total data, internet and information technology service revenues | Others
Other revenues
Revenue from contracts with customers		85	138
Cellular internet and data | Total Segment
Data, internet and information technology service revenues
Cellular internet and data			41,036
Other revenues
Revenue from contracts with customers		52,858
Cellular internet and data | Mobile
Data, internet and information technology service revenues
Cellular internet and data			41,033
Other revenues
Revenue from contracts with customers		52,858
Cellular internet and data | Enterprise
Data, internet and information technology service revenues
Cellular internet and data			3
Internet, data communication and information technology services | Total Segment
Other revenues
Revenue from contracts with customers		9,072	10,387
Internet, data communication and information technology services | Consumer
Data, internet and information technology service revenues
Internet, data communication and information technology services				650
Other revenues
Revenue from contracts with customers		17	45
Internet, data communication and information technology services | Enterprise
Data, internet and information technology service revenues
Internet, data communication and information technology services				7,012
Other revenues
Revenue from contracts with customers		7,715	9,318
Internet, data communication and information technology services | WIB
Other revenues
Revenue from contracts with customers		1,340	1,016
Internet, data communication and information technology services | Others
Other revenues
Revenue from contracts with customers			8
Short Messaging Services ("SMS") | Total Segment
Other revenues
Revenue from contracts with customers		6,954	9,298
Short Messaging Services ("SMS") | Mobile
Other revenues
Revenue from contracts with customers		6,555	9,046
Short Messaging Services ("SMS") | Consumer
Other revenues
Revenue from contracts with customers			0
Short Messaging Services ("SMS") | Enterprise
Other revenues
Revenue from contracts with customers		399	251
Short Messaging Services ("SMS") | WIB
Other revenues
Revenue from contracts with customers			1
Others | Total Segment
Other revenues
Revenue from contracts with customers		1,026	820
Others | Consumer
Data, internet and information technology service revenues
Others				1
Others | Enterprise
Data, internet and information technology service revenues
Others				170
Other revenues
Revenue from contracts with customers		558	482
Others | WIB
Other revenues
Revenue from contracts with customers		383	208
Others | Others
Other revenues
Revenue from contracts with customers		85	130
Network revenues | Total Segment
Other revenues
Revenue from contracts with customers		1,845	1,719
Network revenues | Mobile
Other revenues
Revenue from contracts with customers		4	2
Network revenues | Consumer
Data, internet and information technology service revenues
Network revenues				4
Other revenues
Revenue from contracts with customers		1	1
Network revenues | Enterprise
Data, internet and information technology service revenues
Network revenues				1,160
Other revenues
Revenue from contracts with customers		897	696
Network revenues | WIB
Other revenues
Revenue from contracts with customers		943	1,020
Indihome revenues | Total Segment
Other revenues
Revenue from contracts with customers		16,255	12,728
Indihome revenues | Consumer
Data, internet and information technology service revenues
Indihome revenues				8,385
Other revenues
Revenue from contracts with customers		14,146	10,761
Indihome revenues | Enterprise
Data, internet and information technology service revenues
Indihome revenues				Rp 2,943
Other revenues
Revenue from contracts with customers		2,109	1,967
Total other revenues | Total Segment
Other revenues
Total other revenues		7,050
Revenue from contracts with customers			9,209
Total other revenues | Consumer
Other revenues
Total other revenues		67
Revenue from contracts with customers			5
Total other revenues | Enterprise
Other revenues
Total other revenues		5,706
Revenue from contracts with customers			6,788
Total other revenues | WIB
Other revenues
Total other revenues		731
Revenue from contracts with customers			2,126
Total other revenues | Others
Other revenues
Total other revenues		546
Revenue from contracts with customers			290
Sale of peripherals | Total Segment
Other revenues
Revenue from contracts with customers		1,109	1,852
Sale of peripherals | Enterprise
Other revenues
Revenue from contracts with customers		1,109	1,852
Manage service and terminal | Total Segment
Other revenues
Revenue from contracts with customers		1,684	1,449
Manage service and terminal | Enterprise
Other revenues
Revenue from contracts with customers		1,683	1,449
Manage service and terminal | WIB
Other revenues
Revenue from contracts with customers		1	0
Call centre service | Total Segment
Other revenues
Revenue from contracts with customers		799	1,052
Call centre service | Enterprise
Other revenues
Revenue from contracts with customers		650	877
Call centre service | WIB
Other revenues
Revenue from contracts with customers		149	167
Call centre service | Others
Other revenues
Revenue from contracts with customers			8
E-health | Total Segment
Other revenues
Revenue from contracts with customers		523	563
E-health | Enterprise
Other revenues
Revenue from contracts with customers		523	563
E-payment | Total Segment
Other revenues
Revenue from contracts with customers		566	449
E-payment | Enterprise
Other revenues
Revenue from contracts with customers		453	449
E-payment | Others
Other revenues
Revenue from contracts with customers		113
Others | Total Segment
Other revenues
Revenue from contracts with customers		2,369	3,844
Others | Consumer
Other revenues
Revenue from contracts with customers		67	5
Others | Enterprise
Other revenues
Revenue from contracts with customers		1,288	1,598
Others | WIB
Other revenues
Revenue from contracts with customers		581	1,959
Others | Others
Other revenues
Revenue from contracts with customers		Rp 433	Rp 282